Accounting policies - Summary of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2020
Computer Equipment
Disclosure of performance obligations [line items]
Estimated useful lives of the assets	3 years
Fixtures and Fittings
Disclosure of performance obligations [line items]
Estimated useful lives of the assets	4 years